Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Statement [Line Items]
Net Income		$ 1,866	$ 1,292	$ 1,029	$ 3,158	$ 1,162
Other Comprehensive Income, net of taxes
Reclassification to earnings of (gains) during the period	[1]	(40)	(5)	(17)	(45)	(23)
Other comprehensive income net of tax OCI debt financial assets		0	266	6	266	142
Net change in unrealized gains (losses) on cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges arising during the period	[2]	(1,443)	1,914	(144)	471	980
Reclassification to earnings/goodwill of losses on derivatives designated as cash flow hedges during the period	[3]	379	389	26	768	261
Other comprehensive income net of tax cash flow hedges		(1,064)	2,303	(118)	1,239	1,241
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		1,482	(1,880)	937	(398)	87
Unrealized gains (losses) on hedges of net foreign operations		(266)	327	(174)	61	(151)
Other comprehensive income, net of taxes, translation of net foreign operations	[4]	1,216	(1,553)	763	(337)	(64)
Items that will not be reclassified to net income
Net unrealized gains on fair value through OCI equity securities arising during the period	[5]	0	8	0	8	0
Net gains (losses) on remeasurement of pension and other employee future benefit plans	[6]	43	(91)	5	(48)	(59)
Net gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[7]	(356)	(427)	174	(783)	(236)
Items that will not be reclassified to net income		(313)	(510)	179	(823)	(295)
Other Comprehensive Income (Loss), net of taxes		(161)	506	830	345	1,024
Total Comprehensive Income		1,705	1,798	1,859	3,503	2,186
Attributable to:
Bank shareholders		1,701	1,796	1,856	3,497	2,183
Non-controlling interest in subsidiaries		4	2	3	6	3
Total Comprehensive Income		1,705	1,798	1,859	3,503	2,186
Debt securities [member]
Other Comprehensive Income, net of taxes
Unrealized gains on fair value through OCI debt securities arising during the period	[8]	$ 40	$ 271	$ 23	$ 311	$ 165

[1]	Net of income tax provision of $15 million, $2 million, $7 million for the three months ended and $17 million, $9 million for the six months ended, respectively.
[2]	Net of income tax (provision) recovery of $547 million, $(729) million, $49 million for the three months ended and $(182) million, $(268) million for the six months ended, respectively.
[3]	Net of income tax provision (recovery) of $(144) million, $(147) million, $7 million for the three months ended and $(291) million, $(97) million for the six months ended, respectively.
[4]	Net of income tax (provision) recovery of $103 million, $(126) million, $67 million for the three months ended and $(23) million, $8 million for the six months ended, respectively.
[5]	Net of income tax (provision) recovery of $nil million, $(3) million, $nil million for the three months ended and $(3) million, $nil million for the six months ended, respectively.
[6]	Net of income tax (provision) recovery of $(17) million, $35 million, $(2) million for the three months ended and $18 million, $nil million for the six months ended, respectively.
[7]	Net of income tax (provision) recovery of $137 million, $163 million, and $(67) million for the three months ended and $300 million, $72 million for the six months ended, respectively.
[8]	Net of income tax (provision) of $(14) million, $(99) million, $(7) million for the three months ended and $(113) million, $(55) million for the six months ended, respectively.